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Mark A. Quade Associate +1 312 609 7515 mquade@vedderprice.com

August 20, 2019

Securities and Exchange Commission
100 F Street NE
Washington, D.C., 20549

Re:	The Integrity Funds} (the “Trust”) Post-Effective Amendment No. 99 under the Securities Act of 1933 and Amendment No. 100 under the Investment Company Act of 1940 File Nos. 033-53698 and 811-07322

To the Commission:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”), the Trust hereby submits Post-Effective Amendment No. 99 (“PEA No. 99”) to the Trust’s Registration Statement for the purpose of registering a new series: Integrity Short Term Government Fund (the “Fund”).

Pursuant to Rule 485(a)(2), the Trust anticipates that this filing will be effective seventy-five (75) days after filing or as soon as possible thereafter. At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this registration statement.

This PEA No. 99 is being filed in conjunction with the Trust’s Joint Proxy Statement/Prospectus on Form N-14 , which is expected to be filed shortly hereafter. The Joint Proxy Statement/Prospectus relates to the issuance by the Trust of shares of beneficial interest in connection with the reorganization of M.D. Sass Short Term U.S. Government Agency Income Fund and M.D. Sass Equity Income Plus Fund, each a series of Trust for Professional Managers, into the Fund and Integrity Dividend Harvest Fund, respectively. The Trust respectfully requests that comments from the Commission staff related to this PEA No. 99 be delivered concurrently with comments on the Joint Proxy Statement/Prospectus.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (312) 609-7515 or Deborah Bielicke Eades at (312) 609-7661.

Very truly yours,

/s/ Mark A. Quade
Mark A. Quade

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